Revenue from contracts with customers and trade receivables (Details 8) - INR (₨) ₨ in Millions	Mar. 31, 2020	Mar. 31, 2019
Statement [Line Items]
Advance from customers	₨ 668	₨ 761
Contract liabilities	₨ 668	₨ 761